Invested and working capital (Tables)	12 Months Ended
Jun. 30, 2024
Invested and working capital [Abstract]
Cash Assets
4.1.	Cash assets

	2024		2023
	$	’000	$	’000

Cash at bank		19,205		16,238
Short term deposits		16,510		36,471
Total cash assets		35,715		52,709
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period		(7,825)		(6,391)
Adjustments to reconcile profit to net cash flows:
Depreciation		118		52
Exploration expenditure written-off		31		45
Share-based payments		1,633		1,378
Net foreign exchange differences - unrealized		(96)		(1,811)
Interest income		(1,293)		(1,484)
Interest expense		11		9
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables		(50)		(87)
(Decrease) / increase in provisions and employee benefits		(60)		(130)
Increase in accounts payable		344		350
Interest paid		(11)		-
Net cash used in operating activities		(7,198)		(8,069)

Receivables
4.2.	Receivables

	2024	2023
	$’000	$’000
Current
Interest receivable	-	-
Other debtors	195	246
Prepayments	129	107
Total current trade and other receivables	324	353

Non-current
Other debtors	276	307
Total non-current trade and other receivables	276	307

Total current and non-current trade and other receivables	600	660

Current Assets - Other
4.3.	Current assets - other
	2024	2023
	$’000	$’000
Current
Prepayments	19	-
Total current other assets	19	-

Information Related to Plant and Equipment
4.4.	Plant and equipment

	2024		2023
	$	’000	$	’000
Plant and equipment - at cost		606		629
Less accumulated depreciation		(200)		(107)
Total plant and equipment		406		522

Reconciliation of the movement
Opening balance		522		-
Additions		2		601
Disposals		-		(27)
Depreciation expense		(118)		(52)
Closing balance		406		522

Right of Use Asset
4.5.	Right of Use Asset

	2024	2023
	$’000	$’000
Premises - at cost	368	356
Less accumulated amortization	(297)	(154)
Total Right of Use Asset	71	202

Reconciliation of the movement
Opening balance	202	245
Additions	11	161
Disposals	-	-
Amortization expense	(142)	(206)
Foreign exchange translation difference	-	2
Closing balance	71	202

Exploration and Evaluation Expenditure
	2024	2023
	$’000	$’000

Exploration and evaluation expenditure	187,664	152,226
Reconciliation of movement
Opening balance	152,226	118,487
Additions - Rhyolite Ridge	35,398	33,579
Exploration expenditure - non core	71	205
Exploration expenditure - written off	(31)	(45)
Carrying amount at the end of the financial year	187,664	152,226

Payables
4.7.	Payables

	2024	2023
	$’000	$’000
Current
Trade creditors and other payables	4,056	6,805
Accrued expenses	487	1,535
Lease Liabilities	41	134
Total current payables	4,584	8,474

Non-current
Lease Liabilities	42	78
Total non-current payables	42	78
Total current and non-current payables	4,626	8,552

Borrowings
4.8.	Borrowings
	2024	2023
	$’000	$’000

Current
Other current debt	1,200	-
Total borrowings	1,200	-

Provisions	Employee entitlements
	2024	2023
	$’000	$’000

Current
Provision for employee benefits	428	368
Total provisions	428	368